INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

March 31, 2025
Customer list	$330,514
Less: accumulated amortization	(3,443)
Intangible assets, net	$327,071